Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income
Summary of activity in other comprehensive income (loss) and the related tax effects

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net unrealized gains (losses) on securities:
Unrealized (losses) gains(1)	$(692)	$3,092	$2,808
Reclassification adjustment for net losses (gains) realized(2)	1,657	(3,787)	(1,225)

Net unrealized gains (losses) on securities	965	(695)	1,583

Net unrealized gains (losses) on derivative instruments:
Unrealized losses(3)	(571)	(3,419)	(24,901)
Reclassification adjustment for net losses realized(4)	12,810	16,733	27,535

Net unrealized gains on derivative instruments	12,239	13,314	2,634
Foreign currency translation	(426)	(1,460)	2,186

Other comprehensive income	$12,778	$11,159	$6,403

(1)
Net of tax effect of $0.8 million in 2012, $(2.1) million in 2011 and $(1.3) million in 2010.

(2)
Net of tax effect of $(1.0) million in 2012, $2.2 million in 2011 and $0.7 million in 2010.

(3)
Net of tax effect of $(0.2) million in 2012, $1.4 million in 2011 and $14.4 million in 2010.

(4)
Net of tax effect of $(7.3) million in 2012, $(9.1) million in 2011 and $(15.5) million in 2010.

Schedule of components of accumulated other comprehensive loss

(In thousands)	2012	2011
Net unrealized gains on securities, net of tax	$5,295	$4,330
Net unrealized losses on derivative instruments, net of tax	(2,029)	(14,268)
Foreign currency translation	3,300	3,726

Accumulated other comprehensive income (loss)	$6,566	$(6,212)